Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of income tax (Benefit) expense
Current	$ (34)	$ 10	$ (11,020)
Deferred			20,342
Income tax (benefit) provision	$ (34)	$ 10	$ 9,322